CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net (Loss)/Income	$ (16,797,000)	$ 1,302,000	$ (6,675,000)	$ 7,572,000
Adjustments to reconcile net (loss)/income to net cash (Used in) provided by operating activities:
Depreciation expense	1,100,000	211,000	2,813,000	858,000
Depreciation and amortization expense	5,062,000	514,000	13,216,000	1,501,000
Amortization expense			10,402,000	643,000
Amortization of debt issuance costs	378,000	35,000	866,000	177,000
Stock compensation expense	1,087,000	0	1,341,000	0
Loss on measurement of warrant liabilities	3,536,000	0
Change in fair value of warrant liabilities	3,536,000	0	(20,757,000)	0
Gain on fair value change of contingent earnout shares liability			(5,794,000)	0
(Gain) loss on extinguishment of debt			(1,630,000)	451,000
Other Non-cash, net	202,000	0	331,000	0
Changes in operating assets and liabilities:
Accounts receivable	(10,992,000)	639,000	(3,836,000)	(4,208,000)
Inventory	(152,000)	(1,000)	(85,000)	(5,000)
Prepaid expenses	(475,000)	15,000	(768,000)	6,000
Risk settlements due from/due to providers	(84,000)	(281,000)	(459,000)	248,000
Due to/from related parties	0	(392,000)	235,000	(146,000)
Other assets	(52,000)	(205,000)	(1,501,000)	12,000
Accounts payable	1,470,000	1,160,000	(984,000)	(686,000)
Accrued expenses	3,675,000	(134,000)	1,216,000	394,000
Other liabilities	1,002,000	720,000	1,574,000	0
Accrued interest			(145,000)	0
Net Cash (Used In)/Provided by Operating Activities	(12,139,000)	3,372,000	(23,856,000)	5,316,000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(1,467,000)	(1,690,000)	(3,990,000)	(2,151,000)
Acquisition of businesses			(309,707,000)	(2,566,000)
Acquisition of intangible assets			(2,882,000)	0
Asset purchase agreement holdback payment			0	(329,000)
Purchase of noncontrolling interest ownership			0	(1,897,000)
Net Cash Used in Investing Activities	(1,467,000)	(1,690,000)	(316,579,000)	(6,942,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings under revolving loan commitment			0	4,075,000
Loan from Paycheck Protection Program			0	2,164,000
Proceeds from issuance of Class A common stock			415,000,000	0
Issuance costs of Class A common stock			(12,471,000)	0
Reverse recapitalization			(108,435,000)	0
Proceeds from borrowings on long-term debt and credit facilities			125,000,000	0
Principal payments on long-term debt	(1,570,000)	(181,000)	(27,711,000)	(425,000)
Payment of deferred financing costs			(7,478,000)	0
Payment of debt prepayment penalties			(487,000)	0
Distributions to members			0	(3,691,000)
Net Cash Provided by Financing Activities	(1,570,000)	(181,000)	383,418,000	2,123,000
NET INCREASE IN CASH	(15,176,000)	1,501,000	42,983,000	497,000
Cash - Beginning of Period	47,917,000	4,934,000	4,934,000	4,438,000
CASH - END OF PERIOD	32,740,000	6,435,000	47,917,000	4,934,000
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Equity consideration issued in acquisitions			188,678,000	0
Contingent consideration issued in business combination			38,348,000	0
Purchase of non-controlling interest through accounts payable			0	203,000
Payroll Protection Program loan forgiveness			2,164,000	0
Equity/Warrant consideration issued under the Advisory Agreement			14,533,000	0
SUPPLEMENTAL DISCLOSURES OF CASH ACTIVITIES:
Cash paid for interest	1,353,000	504,000	4,423,000	1,251,000
Acquisition of business financed through deferred consideration			0	450,000
Purchase of property and equipment through long-term debt			0	50,000
Debt issuance and interest costs paid through long-term debt			0	399,000
Extinguishment of long-term debt through new debt proceeds			0	2,500,000
Acquisition of business financed through long-term debt			$ 0	$ 6,051,000
Vesting of Series B Warrants under Advisory Agreement	2,530,000	0
Additions To Construction In Progress Funded Through Accounts Payable	$ 585,000	$ 0